Share Capital - Disclosure of fair value assumptions of the warrants granted (Details) - Warrants [Member] - Year	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk Free Interest Rate		0.43%
Expected Dividend Yield	0.00%
Expected Volatility	101.32%
Expected Term in Years	2	1
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk Free Interest Rate		3.86%
Expected Volatility	100.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk Free Interest Rate		3.98%
Expected Volatility		103.90%